Segment information and revenue analysis (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenues	$ 1,437,848	$ 280,000
Mainland China [Member]
Total revenues	1,417,848	2,589,823	5,505,734
Outside Mainland China [Member]
Total revenues	20,000	280,000
Total Revenues [Member]
Total revenues	$ 1,437,848	$ 2,869,823	$ 5,505,734